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                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                                1301 K STREET, NW
                              WASHINGTON, DC 20005

                           DIRECT DIAL: (202) 626-3967
                            AALBERTELLI@ROPESGRAY.COM






                                                     February 6, 2002





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Re: Eureka Funds (File Nos. 333-32483 and 811-8305)

Ladies/Gentlemen:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 13 filed on January 30, 2002 and effective on January 30, 2002 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 13 was filed electronically.


                           Sincerely,

                           EUREKA FUNDS
                           Registrant

                           By: /s/ Alyssa Albertelli
                              --------------------------
                               Alyssa Albertelli
                               Pursuant to power of attorney filed previously